Acquisitions (Details) - Schedule of total consideration - USD ($)		1 Months Ended
	Feb. 11, 2020	Nov. 29, 2021	Jul. 21, 2021
Schedule of total consideration [Abstract]
Cash issued	$ 6,000,000		$ 2,200,000
Debt issued	6,000,000		3,800,000
Total consideration	$ 12,000,000	$ 425,000	$ 6,000,000
Equity issued		$ 425,000